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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                --------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     E. GAIL RAMOS
          ---------------------------------------------
 Title:    VICE PRESIDENT/SENIOR TRUST OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ E. Gail Ramos       Gloucester, MA                April 8, 2013
 ------------------------ ----------------------------- -------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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
CAPE ANN SAVINGS BANK                               SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          4/8/2013
MANAGER CAPE ANN SAVINGS BANK                                     AS OF 3/31/2013
- - - - - - - - COL1 - - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - - COL5 - - COL6 - - - - COL7 - - - - - - - COL8 - - - - -
                                                                MARKET             INVESTMENT                   VOTING AUTHORITY
                                                                 VALUE      AMOUNT DISCRETION     OTHR        SOLE    SHARED  NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)       (SHS)                MGRS         (A)     (B)     (C)
----------------------------------- --------------- --------- -------- -------- -- ---------- --------------- ------ ------- -------
AT&T INC.                           Common Stock    00206R102      229     6235 SH OTHER                        5129    1106
AT&T INC.                           Common Stock    00206R102     1441    39274 SH SOLE                        39074             200
ABBOTT LABS                         Common Stock    002824100       83     2348 SH OTHER                        2348
ABBOTT LABS                         Common Stock    002824100      709    20067 SH SOLE                        19967     100
ABBVIE INC.                         Common Stock    00287Y109      104     2548 SH OTHER                        2548
ABBVIE INC.                         Common Stock    00287Y109      791    19393 SH SOLE                        19293     100
AIR PRODS & CHEMS INC               Common Stock    009158106      222     2550 SH SOLE                         2550
APPLE COMPUTER INC                  Common Stock    037833100       95      215 SH OTHER                         215
APPLE COMPUTER INC                  Common Stock    037833100     1862     4207 SH SOLE                         4187      20
AUTOMATIC DATA PROCESSING INC       Common Stock    053015103      316     4865 SH OTHER                        4865
AUTOMATIC DATA PROCESSING INC       Common Stock    053015103     1895    29135 SH SOLE                        28800      35     300
AUTOZONE, INC.                      Common Stock    053332102       97      245 SH OTHER                         245
AUTOZONE, INC.                      Common Stock    053332102      313      790 SH SOLE                          725              65
BB&T CORP                           Common Stock    054937107       59     1893 SH OTHER                        1893
BB&T CORP                           Common Stock    054937107      683    21743 SH SOLE                        21203     200     340
BERKSHIRE HATHAWAY INC DEL B NEW    Common Stock    084670702      156     1500 SH OTHER                        1500
BERKSHIRE HATHAWAY INC DEL B NEW    Common Stock    084670702      922     8845 SH SOLE                         8195     150     500
CHEVRON CORPORATION                 Common Stock    166764100      194     1632 SH OTHER                        1632
CHEVRON CORPORATION                 Common Stock    166764100     1844    15520 SH SOLE                        15060     110     350
CHUBB CORP                          Common Stock    171232101       46      520 SH OTHER                         520
CHUBB CORP                          Common Stock    171232101     1464    16720 SH SOLE                        16305             415
COMPASS MINERALS INTERNATIONAL INC  Common Stock    20451N101       83     1057 SH OTHER                        1057
COMPASS MINERALS INTERNATIONAL INC  Common Stock    20451N101      444     5623 SH SOLE                         5343      40     240
DANAHER CORP                        Common Stock    235851102       53      850 SH OTHER                         850
DANAHER CORP                        Common Stock    235851102      207     3338 SH SOLE                         3338
EMERSON ELEC CO                     Common Stock    291011104      101     1806 SH OTHER                        1806

EMERSON ELEC CO                     Common Stock    291011104      482     8620 SH SOLE                         8620
EXPEDITORS INTL WASH INC            Common Stock    302130109       22      615 SH OTHER                         615
EXPEDITORS INTL WASH INC            Common Stock    302130109      493    13785 SH SOLE                        12875     175     735
EXXON MOBIL CORP                    Common Stock    30231G102      886     9829 SH OTHER                        7173    2656
EXXON MOBIL CORP                    Common Stock    30231G102     2632    29204 SH SOLE                        28540             664
GENERAL DYNAMICS CORP               Common Stock    369550108       82     1160 SH OTHER                        1160
GENERAL DYNAMICS CORP               Common Stock    369550108      508     7200 SH SOLE                         7005             195
GENERAL ELEC CO                     Common Stock    369604103      291    12597 SH OTHER                       11797     800
GENERAL ELEC CO                     Common Stock    369604103      544    23550 SH SOLE                        22930     220     400
GENERAL MILLS INC                   Common Stock    370334104       57     1150 SH OTHER                         750     400
GENERAL MILLS INC                   Common Stock    370334104      670    13595 SH SOLE                        13195             400
GOOGLE INC CL A                     Common Stock    38259P508      116      146 SH OTHER                         146
GOOGLE INC CL A                     Common Stock    38259P508      521      656 SH SOLE                          596              60
INTEL CORP                          Common Stock    458140100       87     4000 SH OTHER                        4000
INTEL CORP                          Common Stock    458140100      310    14175 SH SOLE                        13025     400     750
INTERNATIONAL BUSINESS MACHINES COR Common Stock    459200101      302     1415 SH SOLE                         1255      70      90
ISHARES DJ SELECT DIVIDEND          ETF-DOMESTIC LA 464287168     1466    23126 SH SOLE                        21931    1195
ISHARES MSCI EMERGING MKTS INDEX FD ETF-INTERNATION 464287234       67     1565 SH OTHER                        1565
ISHARES MSCI EMERGING MKTS INDEX FD ETF-INTERNATION 464287234      393     9198 SH SOLE                         9198
I SHARES M S C I  E A F E INDEX FUN ETF-INTERNATION 464287465       29      500 SH OTHER                         500
I SHARES M S C I  E A F E INDEX FUN ETF-INTERNATION 464287465     1291    21884 SH SOLE                        21884
iSHARES S&P MID CAP 400 INDEX       ETF-DOMESTIC MI 464287507      353     3067 SH OTHER                        3067
iSHARES S&P MID CAP 400 INDEX       ETF-DOMESTIC MI 464287507     1448    12583 SH SOLE                        12583
iSHARES RUSSELL 2000 INDEX          ETF-DOMESTIC SM 464287655      165     1750 SH OTHER                        1750
iSHARES RUSSELL 2000 INDEX          ETF-DOMESTIC SM 464287655     1022    10822 SH SOLE                        10642             180
ISHARES S&P SH TR NATL AMT FREE MUN ETF-FIXED INCOM 464288158      279     2622 SH SOLE                         2622
ISHARES MSCI ACWI INDEX FUND        ETF-INTERNATION 464288257       22      433 SH OTHER                         433
ISHARES MSCI ACWI INDEX FUND        ETF-INTERNATION 464288257      417     8225 SH SOLE                         8225
ISHARES IBOXX HY BD                 ETF-FIXED INCOM 464288513       50      529 SH OTHER                         529
ISHARES IBOXX HY BD                 ETF-FIXED INCOM 464288513      993    10522 SH SOLE                        10522
J P MORGAN CHASE & CO               Common Stock    46625H100       71     1500 SH OTHER                        1500
J P MORGAN CHASE & CO               Common Stock    46625H100      647    13632 SH SOLE                        13292      90     250

JOHNSON & JOHNSON                   Common Stock    478160104      204     2505 SH OTHER                        1805     700
JOHNSON & JOHNSON                   Common Stock    478160104     1401    17186 SH SOLE                        16926     100     160
KINDER MORGAN MANAGEMENT, LLC       Common Stock    49455U100       43      485 SH OTHER                         485
KINDER MORGAN MANAGEMENT, LLC       Common Stock    49455U100      280     3187 SH SOLE                         3098      89
LOWES COS INC                       Common Stock    548661107       29      775 SH OTHER                         775
LOWES COS INC                       Common Stock    548661107      455    11995 SH SOLE                        11175     300     520
MASTERCARD INC.                     Common Stock    57636Q104      336      621 SH SOLE                          536      15      70
MC DONALDS CORP                     Common Stock    580135101      227     2276 SH OTHER                        2276
MC DONALDS CORP                     Common Stock    580135101     1791    17964 SH SOLE                        17669     125     170
MICROSOFT CORP                      Common Stock    594918104       56     1961 SH OTHER                        1961
MICROSOFT CORP                      Common Stock    594918104      367    12825 SH SOLE                        12725             100
NEXTERA ENERGY INC COM              Common Stock    65339F101      292     3760 SH SOLE                         3556             204
NIKE INC                            Common Stock    654106103      214     3632 SH OTHER                        3432     200
NIKE INC                            Common Stock    654106103      722    12238 SH SOLE                        12238
NOVARTIS A G  A D R                 American Deposi 66987V109      111     1554 SH OTHER                        1554
NOVARTIS A G  A D R                 American Deposi 66987V109      827    11605 SH SOLE                        11175     150     280
PEPSICO INC                         Common Stock    713448108      223     2820 SH OTHER                        2820
PEPSICO INC                         Common Stock    713448108     1582    20003 SH SOLE                        19503     150     350
PFIZER INC                          Common Stock    717081103      107     3700 SH OTHER                        3700
PFIZER INC                          Common Stock    717081103      858    29713 SH SOLE                        28698            1015
PIMCO 0-5 YR HIGH YIELD CORP BD IND ETF-FIXED INCOM 72201R783      134     1277 SH OTHER                        1277
PIMCO 0-5 YR HIGH YIELD CORP BD IND ETF-FIXED INCOM 72201R783     2802    26795 SH SOLE                        26317      53     425
POWERSHARES SENIOR LOAN PORTFOLIO   ETF-FIXED INCOM 73936Q769      346    13779 SH SOLE                        13779
PROCTER & GAMBLE CO                 Common Stock    742718109      217     2820 SH OTHER                        2750      70
PROCTER & GAMBLE CO                 Common Stock    742718109     1203    15613 SH SOLE                        15193     200     220
ROCKPORT NATL BANCORP INC           Common Stock    773871108      638    10120 SH SOLE                        10120
SPDR TR                             ETF-DOMESTIC LA 78462F103      270     1726 SH SOLE                         1726
SELECT SECTOR SPDR-MATERIALS        Common Stock    81369Y100      161     4105 SH OTHER                        4105
SELECT SECTOR SPDR-MATERIALS        Common Stock    81369Y100      599    15291 SH SOLE                        15026     125     140
ENERGY SELECT SECTOR SPDR           Common Stock    81369Y506       27      345 SH OTHER                         345
ENERGY SELECT SECTOR SPDR           Common Stock    81369Y506      393     4955 SH SOLE                         4715             240

SELECT SECTOR SPDR-FINANCIAL        Common Stock    81369Y605      246    13500 SH OTHER                       13500
SELECT SECTOR SPDR-FINANCIAL        Common Stock    81369Y605      886    48632 SH SOLE                        48432     200
INDUSTRIAL SELECT SECTOR SPDR       Common Stock    81369Y704       15      350 SH OTHER                         350
INDUSTRIAL SELECT SECTOR SPDR       Common Stock    81369Y704      423    10131 SH SOLE                        10131
SELECT SECTOR SPDR-TECHNOLOGY       Common Stock    81369Y803      111     3670 SH OTHER                        3670
SELECT SECTOR SPDR-TECHNOLOGY       Common Stock    81369Y803     1041    34386 SH SOLE                        33611             775
UTILITIES SELECT SECTOR SPDR FUND   Common Stock    81369Y886      194     4950 SH OTHER                        4950
UTILITIES SELECT SECTOR SPDR FUND   Common Stock    81369Y886      782    20008 SH SOLE                        19303     205     500
SYSCO CORP                          Common Stock    871829107       97     2750 SH OTHER                        2750
SYSCO CORP                          Common Stock    871829107      431    12265 SH SOLE                        11620             645
AXIAM, INC.                         Common Stock    87508Y992        0    10000 SH SOLE                        10000
TEVA PHARMACEUTICAL INDS LTD ADR    American Deposi 881624209      123     3088 SH OTHER                        3088
TEVA PHARMACEUTICAL INDS LTD ADR    American Deposi 881624209      226     5703 SH SOLE                         5448      75     180
3M CO                               Common Stock    88579Y101      239     2245 SH OTHER                        2145     100
3M CO                               Common Stock    88579Y101     1369    12881 SH SOLE                        12311     100     470
VANGUARD EMERGING MKT ETF           ETF-INTERNATION 922042858      672    15671 SH SOLE                        15021     650
VANGUARD REIT VIPER ETF             ETF REIT        922908553      134     1906 SH OTHER                        1906
VANGUARD REIT VIPER ETF             ETF REIT        922908553     1937    27459 SH SOLE                        27101             358
VERIZON COMMUNICATIONS INC          Common Stock    92343V104      252     5119 SH OTHER                        4813     306
VERIZON COMMUNICATIONS INC          Common Stock    92343V104      519    10567 SH SOLE                         9279     600     688
WESTERN UNION COMPANY               Common Stock    959802109       23     1500 SH OTHER                        1500
WESTERN UNION COMPANY               Common Stock    959802109      338    22460 SH SOLE                        21460            1000
ACCENTURE LTD                       Common Stock    G1151C101      167     2200 SH OTHER                        2200
ACCENTURE LTD                       Common Stock    G1151C101      597     7858 SH SOLE                         7508     100     250

FINAL TOTALS FOR 113 RECORDS                                     58866